Risk/Return Detail Data - FidelityNewMarketsIncomeFund-AMCIZPRO	Mar. 01, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Summer Street Trust
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity® New Markets Income Fund/Fidelity Advisor® New Markets Income Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® New Markets Income Fund seeks high current income.
Objective, Secondary [Text Block]	As a secondary objective, the fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	19.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Investing up to 20% of the fund's net assets in securities that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - to adjust the fund's risk exposure - as well as forward foreign currency exchange contracts for both hedging and non-hedging purposes.Normally investing primarily in debt securities of issuers in emerging markets.Potentially investing in other types of securities, including equity securities of emerging markets issuers, debt securities of non-emerging markets foreign issuers, and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) of U.S. issuers.Allocating investments across different emerging markets countries.Analyzing a security's structural features and current pricing, trading opportunities, and the credit, currency, and economic risks of the security and its issuer to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Geographic Exposure to Latin America. Because the fund invests a meaningful portion of its assets in Latin America, the fund's performance is expected to be closely tied to social, political, and economic conditions within Latin America and to be more volatile than the performance of more geographically diversified funds. Foreign Currency Transactions. The fund may enter into forward foreign currency exchange contracts for both hedging and non-hedging purposes. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Foreign exchange rates can be extremely volatile and the degree of volatility of the market or in the direction of the market from that anticipated by the Adviser may result in losses to the fund. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell. Leverage Risk. Derivatives, forward-settling securities and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies. In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Nondiversified Status [Text]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Dec. 04, 2018
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	11.99%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(14.30%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | Fidelity Advisor New Markets Income Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.79%	[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.03%	[3]
Total annual operating expenses	1.07%
1 year	$ 505
3 years	727
5 years	967
10 years	1,653
1 Year	505
3 Years	727
5 Years	967
10 Years	$ 1,653
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | Fidelity Advisor New Markets Income Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.79%	[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.03%	[3]
Total annual operating expenses	1.82%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 285
3 years	573
5 years	985
10 years	1,940
1 Year	185
3 Years	573
5 Years	985
10 Years	$ 1,940
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | Fidelity Advisor New Markets Income Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.79%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[3]
Total annual operating expenses	0.82%
1 year	$ 84
3 years	262
5 years	455
10 years	1,014
1 Year	84
3 Years	262
5 Years	455
10 Years	$ 1,014
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | Fidelity Advisor New Markets Income Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.70%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[3]
Total annual operating expenses	0.73%
1 year	$ 75
3 years	233
5 years	406
10 years	906
1 Year	75
3 Years	233
5 Years	406
10 Years	$ 906
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | Fidelity Advisor New Markets Income Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.79%	[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.03%	[3]
Total annual operating expenses	1.07%
1 year	$ 505
3 years	727
5 years	967
10 years	1,653
1 Year	505
3 Years	727
5 Years	967
10 Years	$ 1,653
2019	10.56%
2020	4.19%
2021	(2.09%)
2022	(15.30%)
2023	13.61%
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | Return Before Taxes | Fidelity Advisor New Markets Income Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.97%
Past 5 years	0.82%
Since Inception	0.82%	[5]
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | Return Before Taxes | Fidelity Advisor New Markets Income Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	11.83%
Past 5 years	0.92%
Since Inception	0.91%	[6]
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | Return Before Taxes | Fidelity Advisor New Markets Income Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	13.95%
Past 5 years	1.95%
Since Inception	1.94%	[7]
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | Return Before Taxes | Fidelity Advisor New Markets Income Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	14.07%
Past 5 years	2.05%
Since Inception	2.04%	[8]
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | Return Before Taxes | Fidelity Advisor New Markets Income Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	9.07%
Past 5 years	0.82%
Since Inception	0.82%	[9]
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | After Taxes on Distributions | Fidelity Advisor New Markets Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	6.80%
Past 5 years	(0.96%)
Since Inception	(0.96%)	[9]
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor New Markets Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	5.26%
Past 5 years	(0.12%)
Since Inception	(0.12%)	[9]
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | JP075
Risk/Return:
Label	J.P. Morgan Emerging Markets Bond Index Global Diversified
Past 1 year	11.09%
Past 5 years	1.67%
Since Inception	1.79%
FidelityNewMarketsIncomeFund-AMCIZPRO | Fidelity New Markets Income Fund | IXVZ0
Risk/Return:
Label	J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index
Past 1 year	11.09%
Past 5 years	2.12%

[1]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[2]	AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23%, 0.23%, 0.18%, 0.18%, and 0.08%, for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.
[3]	BAdjusted to reflect current fees.
[4]	BOn Class C shares redeemed less than one year after purchase.
[5]	BFrom December 4, 2018.
[6]	CFrom December 4, 2018.
[7]	DFrom December 4, 2018.
[8]	EFrom December 4, 2018.
[9]	AFrom December 4, 2018.